18 RELATED-PARTY BALANCES AND TRANSACTIONS (Details 6) € in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Disclosure of transactions between related parties [line items]
Borrowings	R$ 15,695,779			R$ 15,565,802
Tax foreclosure	41,004			38,498
Others	10,857			22,093
Total	16,143,493			15,626,393
Local Currency [Member]
Disclosure of transactions between related parties [line items]
Borrowings	12,033,973			11,976,657
Total	12,429,826			11,976,657
Guarantees [Member] | Local Currency [Member]
Disclosure of transactions between related parties [line items]
Borrowings	3,661,806			3,589,145
Tax foreclosure	41,004			38,498
Others	10,857			22,093
Total	R$ 3,713,667			3,649,736
Guarantees [Member] | Foreign Currency [Member] | United States of America, Dollars
Disclosure of transactions between related parties [line items]
Borrowings | $		$ 2,958,603			$ 2,950,000
Total | $		2,958,603			2,950,000
Guarantees [Member] | Foreign Currency [Member] | Euro Member Countries, Euro
Disclosure of transactions between related parties [line items]
Borrowings | €			€ 24,000			€ 123,000
Total | €			24,000			123,000
Guarantees [Member] | Transnordestina Logistica S.A [Member] | Local Currency [Member]
Disclosure of transactions between related parties [line items]
Maturities	Up to 09/19/2056 and indefinite
Borrowings	R$ 2,428,194			2,108,917
Tax foreclosure	37,406			35,336
Others	8,702			8,231
Total	R$ 2,474,302			2,152,484
Guarantees [Member] | FTL - Ferrovia Transnordestina [Member] | Local Currency [Member]
Disclosure of transactions between related parties [line items]
Maturities	Up to 04/01/2021
Borrowings	R$ 43,118			62,407
Total	R$ 43,118			62,407
Guarantees [Member] | Cia Metalurgica Prada [Member] | Local Currency [Member]
Disclosure of transactions between related parties [line items]
Maturities	Indefinite
Tax foreclosure	R$ 457			333
Others	235			11,942
Total	R$ 692			12,275
Guarantees [Member] | CSN Energia [Member] | Local Currency [Member]
Disclosure of transactions between related parties [line items]
Maturities	Up to 11/26/2023 and indefinite
Tax foreclosure	R$ 3,141			2,829
Others	1,920			1,920
Total	R$ 5,061			4,749
Guarantees [Member] | CSN Mineracao [Member] | Local Currency [Member]
Disclosure of transactions between related parties [line items]
Maturities	Up to 12/21/2024
Borrowings	R$ 1,184,048			1,407,363
Total	R$ 1,184,048			1,407,363
Guarantees [Member] | Estanho de Rondonia [Member] | Local Currency [Member]
Disclosure of transactions between related parties [line items]
Maturities	7/15/2022
Borrowings	R$ 1,902			3,153
Total	R$ 1,902			3,153
Guarantees [Member] | Minerios Nacional S.A. [Member] | Local Currency [Member]
Disclosure of transactions between related parties [line items]
Maturities	Up to 09/10/2021
Borrowings	R$ 4,544			7,305
Total	R$ 4,544			R$ 7,305
Guarantees [Member] | CSN Islands XI [Member] | Foreign Currency [Member] | United States of America, Dollars
Disclosure of transactions between related parties [line items]
Maturities	9/21/2019
Borrowings | $					547,094
Total | $					547,094
Guarantees [Member] | CSN Islands XII [Member] | Foreign Currency [Member] | United States of America, Dollars
Disclosure of transactions between related parties [line items]
Maturities	Perpetual
Borrowings | $		1,000,000			1,000,000
Total | $		1,000,000			1,000,000
Guarantees [Member] | CSN Resources [Member] | Foreign Currency [Member] | United States of America, Dollars
Disclosure of transactions between related parties [line items]
Maturities	Up to 04/17/2026
Borrowings | $		1,958,603			1,402,906
Total | $		$ 1,958,603			$ 1,402,906
Guarantees [Member] | CSN Steel S.L. [Member] | Foreign Currency [Member] | Euro Member Countries, Euro
Disclosure of transactions between related parties [line items]
Maturities	1/31/2020
Borrowings | €			24,000			48,000
Total | €			24,000			48,000
Guarantees [Member] | Lusosider Acos Planos [Member] | Foreign Currency [Member] | Euro Member Countries, Euro
Disclosure of transactions between related parties [line items]
Maturities	Indefinite
Borrowings | €						75,000
Total | €						€ 75,000